PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Equity securities	63.00%	62.00%
Debt	37.00%	38.00%
Total	100.00%	100.00%